Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	385,811,460.16	21,731
Yield Supplement Overcollateralization Amount 12/31/24	32,265,568.45	0
Receivables Balance 12/31/24	418,077,028.61	21,731
Principal Payments	17,379,982.20	399
Defaulted Receivables	607,496.04	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	30,244,370.33	0
Pool Balance at 01/31/25	369,845,180.04	21,303

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.59%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,713,493.08	301
Past Due 61-90 days	2,544,887.26	100
Past Due 91-120 days	492,235.43	21
Past Due 121+ days	0.00	0
Total	10,750,615.77	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	614,241.55
Aggregate Net Losses/(Gains) - January 2025	(6,745.51)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	1.19%
Second Prior Net Losses/(Gains) Ratio	0.54%
Third Prior Net Losses/(Gains) Ratio	1.12%
Four Month Average	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.17%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	40.09

Flow of Funds	$ Amount
Collections	19,834,359.98
Investment Earnings on Cash Accounts	23,307.59
Servicing Fee	(348,397.52)
Transfer to Collection Account	-
Available Funds	19,509,270.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,572,264.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	10,859,826.31
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,970,725.78

Total Distributions of Available Funds	19,509,270.05

Servicing Fee	348,397.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	380,705,006.35
Principal Paid	15,966,280.12
Note Balance @ 02/18/25	364,738,726.23

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2b
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	235,095,006.35
Principal Paid	15,966,280.12
Note Balance @ 02/18/25	219,128,726.23
Note Factor @ 02/18/25	71.4100001%

Class A-4
Note Balance @ 01/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	99,620,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	30,630,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,360,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,572,264.15
Total Principal Paid	15,966,280.12
Total Paid	17,538,544.27

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.40654%
Coupon	5.25654%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	1,099,069.15
Principal Paid	15,966,280.12
Total Paid to A-3 Holders	17,065,349.27

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5394884
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6334441
Total Distribution Amount	17.1729325

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.5816631
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.0311547
Total A-3 Distribution Amount	55.6128178

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	680.17
Noteholders' Principal Distributable Amount	319.83

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	5,106,453.81
Investment Earnings	18,502.74
Investment Earnings Paid	(18,502.74)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,358,195.70	$2,975,751.71	$3,333,260.41
Number of Extensions	133	115	124
Ratio of extensions to Beginning of Period Receivables Balance	0.80%	0.68%	0.73%